Shareholder Report, Average Annual Return (Details) 199541_WBI Power Factor High Dividend ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	114 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
WBI Power Factor High Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI Power Factor High Dividend ETF NAV
Average Annual Return, Percent	24.85%	10.04%	8.88%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	22.32%	13.41%	15.30%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	27.78%	10.97%	10.73%